Employee Retirement Benefit (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Retirement Benefit
Contributions to employee retirement benefit plan	$ 11,364,237	$ 5,280,299	$ 2,651,763